STATEMENT OF CHANGES IN STOCKHOLDERS' EQUITY - USD ($)	Common Stock WILSON-DAVIS & CO., INC	Common Stock	Additional Paid-in Capital WILSON-DAVIS & CO., INC	Accumulated Deficit WILSON-DAVIS & CO., INC	Accumulated Deficit	WILSON-DAVIS & CO., INC	Total
Balance at Dec. 31, 2021		$ 503			$ (13,885,707)		$ (13,885,204)
Allocation of net income					11,045,567		11,045,567
Balance at Dec. 31, 2022	$ 41,000	503	$ 303,837	$ 9,284,469	(5,010,342)	$ 9,629,306	$ (5,009,839)
Balance at the end (in shares) at Dec. 31, 2022	410,000						5,031,250
Balance at Jun. 30, 2022	$ 41,000		303,837	9,500,997		9,845,834
Balance at the beginning (in shares) at Jun. 30, 2022	410,000
Allocation of net income				(193,833)		(193,833)
Balance at Sep. 30, 2022	$ 41,000		303,837	9,307,164		9,652,001
Balance at the end (in shares) at Sep. 30, 2022	410,000
Balance at Jun. 30, 2022	$ 41,000		303,837	9,500,997		9,845,834
Balance at the beginning (in shares) at Jun. 30, 2022	410,000
Allocation of net income						(175,528)
Balance at Dec. 31, 2022	$ 41,000	503	303,837	9,284,469	(5,010,342)	9,629,306	$ (5,009,839)
Balance at the end (in shares) at Dec. 31, 2022	410,000						5,031,250
Balance at Sep. 30, 2022	$ 41,000		303,837	9,307,164		9,652,001
Balance at the beginning (in shares) at Sep. 30, 2022	410,000
Allocation of net income				18,305		18,305
Dividends paid				(41,000)		(41,000)
Balance at Dec. 31, 2022	$ 41,000	503	303,837	9,284,469	(5,010,342)	9,629,306	$ (5,009,839)
Balance at the end (in shares) at Dec. 31, 2022	410,000						5,031,250
Allocation of net income					794,950		$ 794,950
Balance at Dec. 31, 2023	$ 41,000	503	303,837	9,314,823	(11,513,379)	$ 9,659,660	$ (11,512,876)
Balance at the end (in shares) at Dec. 31, 2023	410,000					410,000	5,031,250
Balance at Jun. 30, 2023	$ 41,000		303,837	9,591,331		$ 9,936,168
Balance at the beginning (in shares) at Jun. 30, 2023	410,000					410,000
Allocation of net income				(290,239)		$ (290,239)
Balance at Sep. 30, 2023	$ 41,000		303,837	9,301,092		9,645,929
Balance at the end (in shares) at Sep. 30, 2023	410,000
Balance at Jun. 30, 2023	$ 41,000		303,837	9,591,331		$ 9,936,168
Balance at the beginning (in shares) at Jun. 30, 2023	410,000					410,000
Allocation of net income						$ (276,508)
Balance at Dec. 31, 2023	$ 41,000	503	303,837	9,314,823	(11,513,379)	$ 9,659,660	$ (11,512,876)
Balance at the end (in shares) at Dec. 31, 2023	410,000					410,000	5,031,250
Balance at Sep. 30, 2023	$ 41,000		303,837	9,301,092		$ 9,645,929
Balance at the beginning (in shares) at Sep. 30, 2023	410,000
Allocation of net income				13,731		13,731
Balance at Dec. 31, 2023	$ 41,000	$ 503	$ 303,837	$ 9,314,823	$ (11,513,379)	$ 9,659,660	$ (11,512,876)
Balance at the end (in shares) at Dec. 31, 2023	410,000					410,000	5,031,250